INVENTORY, NET (Tables)	6 Months Ended
Jun. 30, 2022
Inventories [Abstract]
Disclosure of inventories

(US$ MILLIONS)	June 30, 2022	December 31, 2021
Raw materials and consumables	$251	$245
Work in progress	142	139
Finished goods and other	222	196
Carrying amount of inventories	$615	$580